SCHEDULE OF RECONCILIATION OF THE STATUTORY TAX RATE (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Income tax rate in the Cayman Islands, permanent tax holiday	0.00%	0.00%	0.00%
Japanese statutory tax rate	34.60%	34.60%	34.60%
Different tax rates in Japan and other jurisdiction	11.70%	3.70%	3.40%
Effect of non-deductible expenses	9.40%	1.70%	3.40%
Effect of tax losses not recognized	13.70%	0.70%	(5.70%)
Effective income tax rate	69.40%	40.70%	35.70%